CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (20,736,932)	$ (14,407,687)	$ (54,868,991)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustment - Company	(2,562,602)	324,588	(1,345)
Foreign currency translation adjustment - Operating joint ventures	(639,366)	(486,011)	(13,418)
Total other comprehensive income / (loss) from continuing operations, net of tax	(3,201,968)	(161,423)	(14,763)
Comprehensive loss attributable to the Company	(23,938,900)	(14,569,110)	(54,883,754)
HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Net loss	(4,618,169)	(10,367,435)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustment - Company	(1,337,481)	(1,023,097)
Total other comprehensive income / (loss) from continuing operations, net of tax	(1,337,481)	(1,023,097)
Comprehensive loss attributable to the Company	$ (5,955,650)	$ (11,390,532)